INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES
Loss before income tax consisted of:

	$		$		$
	Year Ended December 31,

	2025		2024		2023

Macau operations		$72,886		$42,813		$(25,450)
Hong Kong and other jurisdictions operations		(129,577)		(141,292)		(120,715)

Loss before income tax		$(56,691)		$(98,479)		$(146,165)

The income tax expense (benefit) consisted of:

	$		$		$
	Year Ended December 31,

	2025		2024		2023

Income tax expense - current:
Macau Complementary Tax		$7,665		$7,534		$—
Hong Kong Profits Tax		—		5		7

Sub-total		7,665		7,539		7

(Over) under provision of income taxes in prior years:
Macau Complementary Tax		(40)		50		—
Hong Kong Profits Tax		(2)		(1)		(15)

Sub-total		(42)		49		(15)

Income tax benefit - deferred:
Macau Complementary Tax		(17)		(236)		(73)

Total income tax expense (benefit)		$7,606		$7,352		$(81)

A reconciliation of the Macau Complementary Tax rate and the Company’s effective tax rate for the year ended December 31, 2025 under the new accounting standard is as follows:

	Year Ended December 31, 2025
	Amount	Percent
Macau Complementary Tax rate	$(6,803)	12.0%
Other jurisdiction tax effects
Hong Kong
Tax rate differential	(77)	0.1%
Changes in valuation allowances	1,543	(2.7)%
Interest income	(16,626)	29.3%
Interest expense	15,507	(27.3)%
Other	(114)	0.2%
Changes in valuation allowances	12,798	(22.6)%
Nontaxable or nondeductible items
Depreciation and amortization	1,670	(2.9)%
Other	(253)	0.4%
Other adjustments	(39)	0.1%

Effective tax rate	$7,606	(13.4)%

Note:	Intercompany transactions which are considered as nondeductible expense in one jurisdiction and nontaxable income in another jurisdiction were eliminated in the tax rate reconciliation.

A reconciliation of the income tax expense (benefit) from loss before income tax per the accompanying consolidated statements of operations for the years ended December 31, 2024 and 2023 is as follows:

	$		$
	Year Ended December 31,
	2024		2023
Loss before income tax		$(98,479)		$(146,165)
Macau Complementary Tax rate		12%		12%
Income tax benefit at Macau Complementary Tax rate		(11,817)		(17,540)
Effect of different tax rates of subsidiaries operating in other jurisdictions		(6,352)		(5,432)
Under (over) provision in prior years		49		(15)
Effect of income for which no income tax expense is payable		(1,378)		(2,191)
Effect of expenses for which no income tax benefit is receivable		10,727		6,338
Effect of profits exempted from Macau Complementary Tax		—		(61)
Changes in valuation allowances		4,557		1,515
Expired tax losses		11,566		17,305

Income tax expense (benefit)		$7,352		$(81)

SCIH and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, while certain of these subsidiaries incorporated in BVI are subject to Hong Kong Profits Tax on income derived from Hong Kong during the years ended December 31, 2025, 2024 and 2023. The remaining subsidiaries of SCIH incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong Profits Tax, respectively, during the years ended December 31, 2025, 2024 and 2023.
Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2025, 2024 and 2023, if applicable.
SCE applied for an extension of the Macau Complementary Tax exemption on profits generated from income from MRM for 2022 under the previous gaming subconcession and for the period of 10 years from 2023 to 2032 under the Concession to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. These applications are subject to the discretionary approval of the Macau government. The application for the Macau Complementary Tax exemption for 2023 to 2032 was confirmed to be rejected in September 2024. The dividend distributions of SCE from income tax exempted profits to its shareholders continue to be subject to the Macau Complementary Tax.
Certain jurisdictions in which the Ultimate Parent operates have enacted Global Anti-Base Erosion Model Rules (“Pillar Two”) that became effective on January 1, 2024. The Company and its Ultimate Parent are in scope of the enacted legislation and have performed an assessment of the Company’s potential exposure to Pillar Two income taxes, which is based on the most recent tax filings, country-by-country
reporting and financial information for the constituent entities of the Ultimate Parent. Based on management’s best estimate, the Company does not have exposure to Pillar Two top-up
taxes for the years ended December 31, 2025 and 2024.
The reconciliation of the Macau Complementary Tax rate and the Company’s effective tax rate of (13.4)% for the year ended December 31, 2025 was disclosed in the table above under the new accounting standard.
The
effective tax rates for the years ended December 31, 2024 and 2023 were (
7.5)% and 0.1%, respectively
,
s
uch rates differ from the statutory Macau Complementary Tax rate of 12%, where the majority of the Company’s operations are located, primarily due to the effects of expired tax losses, expenses for which no income tax benefit is receivable, different tax rates of subsidiaries operating in other jurisdictions, income for which no income tax expense is payable and changes in valuation allowances for the relevant years.
No income tax was paid for the year ended December 31, 2025.
The net deferred tax liabilities as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carried forward	$44,944	$46,650
Depreciation and amortization	125,014	125,897
Lease liabilities	1,692	1,654
Other	4	79

Sub-total	171,654	174,280
Valuation allowances	(170,143)	(172,688)

Total deferred tax assets	1,511	1,592

Deferred tax liabilities:
Right-of-use assets	(1,389)	(1,397)
Unrealized capital allowances	(108)	—
Other	(74)	(272)

Total deferred tax liabilities	(1,571)	(1,669)

Deferred tax liabilities, net	$(60)	$(77)

As of
December 31, 2025 and 2024, valuation allowances of $170,143 and $172,688 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2025, adjusted operating tax losses carried forward of $9,739 have no expiry date and the remaining amount of $133,499, $126,401 and
$101,245
will expire in 2026, 2027 and 2028, respectively. Adjusted operating tax losses carried forward of

$137,057 expired during the year ended December 31, 2025.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Undistributed earnings of a foreign subsidiary of SCIH available for distribution to SCIH of approximately $745,397 and $745,397 as of December 31, 2025 and 2024, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable
upon the distribution of those amounts to SCIH. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, SCIH would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $89,448 and $89,448 as of December 31, 2025 and 2024,
respectively.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2025	2024	2023
At beginning of year	$7,612	$—	$—
Additions based on tax positions related to current year	4,632	7,562	—
Additions based on tax positions related to prior year	—	50	—

At end of year	$12,244	$7,612	$—

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate were $12,244 and $7,612 as of December 31, 2025 and 2024, respectively.
As
of December 31, 2025 and 2024, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements.
Income tax returns of SCIH’s subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.